MP 63 FUND
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 2002
                                  (UNAUDITED)

Dear Fellow Shareholders,

    August 31 marked the mid-point of our fourth fiscal year, and we find ourselves in the middle of a roller-coaster ride on Wall Street. Even so, we continued to be encouraged by our ability to outperform the major indexes, and suspect that our selection of high-quality, dividend-paying stocks will allow us to continue to do so. The Net Asset Value (NAV) of the MP 63 Fund stood at $8.79 on August 31, down 14.16% from the February 28 fiscal year-end. But this was comparable to the 14.27% drop in the Dow Jones Industrials, and we fared much better than the S&P 500 (-17.23%) and the NASDAQ Composite (-24.06%) during the same period. Even more revealing is the 1-, 2-, and 3-year performance of our fund. Whereas the NAV is down by 10.94%, 14.99%, and 12.88%, respectively, during those time frames, the Dow Jones Industrials dropped 12.93%, 22.75%, and 20.00% and the S&P 500 (-19.19%, -39.64%, -30.62%) and NASDAQ Composite
(-27.17%, -68.74%, -52.00%) did far worse.(1)(2)

    If all those negative numbers depress you, take heart in the fact that we appear to be recovering from a bottom in the stock market, and things can change quickly. Our own NAV reached $10.69 in the spring, but had fallen to $7.72 in late July before rising in August. As this is being written (on October 16), the NAV has climbed back to $8.65, following a sell-off in September. But we have also experienced a four-day surge that added more than 1,000 points to the Dow Jones Industrials, which may be a sign that the worst may be over. In our opinion, we've accumulated shares at bargain prices, thanks to our savvy investors, who continued to invest during the gut-wrenching bear market. We think that the nature of our dollar-cost averaging(3) philosophy is proving itself handsomely.

    Once we passed the 3-year mark, we received a five-star rating(4) from Morningstar, which characterizes our fund as low-risk, high-return. We think that that rating will continue once we climb back into positive territory, thanks to our industry-leading companies, regular accumulation, and low turnover. We also think that the few replacements we've made will enhance the overall portfolio. Replacing companies like Tyco, Global Crossing, and TRW with Johnson Controls, TECO Energy, and Household International (in October) adds both safety and higher yield, and each of the new companies has a long history of dividend increases and steady earnings. Heading into the calendar and fiscal year-end, we'd like to remind you that 2002 marked the debut of higher IRA limits, so you may want to plan to schedule your remaining contributions. Many of our fellow investors have also found that the ability to authorize automatic deductions makes the task that much easier. We hope you'll join us in continuing to invest in the MP 63 Fund on a regular basis.

    Sincerely,

    Vita Nelson and David Fish, Managers

______________________________

(1) The Dow Jones Industrial Average is a price-weighted average of 30 actively traded Blue Chip, primarily industrial stocks. The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. The NASDAQ Composite Index is an index that follows approximately 5,000 stocks that trade on the NASDAQ exchange. An investment cannot be made directly into an index.
(2) The calculations shown are based on the widely published closing values on February 28, 2002 and August 31,2002, as well as August 31 in 2001, 2000, and 1999.
(3) Dollar-cost averaging does not assure a profit and does not protect against a loss in declining markets. A dollar-cost averaging plan involves continuous investment in securities, regardless of fluctuating price levels of such securities.
(4)3-Year Period beginning September 1, 1999 and ending August 31,
2002. Large-cap Blend category (565 funds); Blend refers to a balance of Growth and Value styles. Morningstar proprietary ratings reflect risk-adjusted performance through the stated date. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3, 5, and 10-year returns (as applicable), with fee adjustments in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-Bill returns. A fund's overall rating is based on a weighted average of its 3, 5, and 10-year ratings. The top 10% of the funds in a rating universe receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

                               THE MP63 FUND, INC.
                             Schedule of Investments
                                August 31, 2002
                                   (Unaudited)

                                                                 Market
     Shares                                                      Value
    --------                                                --------------

            COMMON STOCKS- 99.30%

            ADVERTISING- 1.02%
      9,641 Interpublic Group of Companies..............      $    175,755
                                                            --------------
            APPAREL- 1.29%
      5,483 VF Corp.....................................           222,665
                                                            --------------
            AUTOMOTIVE MANUFACTURING- 3.90%
     13,694 Harley-Davidson, Inc........................           674,156
                                                            --------------
            AUTOMOTIVE PARTS- 1.06%
      5,524 Genuine Parts Co............................           183,673
                                                            --------------
            BANKING- 7.23%
      4,854 Bank One Corp...............................           198,771
     11,166 BB&T Corp...................................           424,866
     11,197 Fleet Boston Financial Corp.................           270,184
     11,457 National City Corp..........................           357,115
                                                            --------------
                                                                 1,250,936
                                                            --------------
            BEVERAGES- 1.71%
        410 Anheuser-Busch Companies, Inc...............            21,795
      5,378 Coca-Cola Corp..............................           274,278
                                                            --------------
                                                                   296,073
                                                            --------------
            CHEMICALS- 3.49%
      5,213 DuPont (E.I.) de Nemours & Co...............           210,136
      7,416 Engelhard Corp..............................           194,002
     13,038 RPM, Inc....................................           199,221
                                                            --------------
                                                                   603,359
                                                            --------------
            COMPUTER EQUIPMENT- 3.10%
     13,897 Hewlett-Packard Co..........................           186,637
     21,028 Intel Corp..................................           350,537
                                                            --------------
                                                                   537,174
                                                            --------------
            CONSUMER PRODUCTS- 5.03%
      8,853 Avon Products, Inc..........................           431,495
      8,072 Johnson & Johnson...........................           438,390
                                                            --------------
                                                                   869,885
                                                            --------------
            DIVERSIFIED MANUFACTURING- 2.45%
     12,125 General Electric Co.........................           365,569
        681 Johnson Controls, Inc.......................            58,763
                                                            --------------
                                                                   424,332
                                                            --------------
            DRUGS- 3.42%
      7,369 Abbott Laboratories.........................           294,981
     12,870 Schering-Plough Corp........................           297,040
                                                            --------------
                                                                   592,021
                                                            --------------
            ELECTRONICS- 1.04%
     12,246 Scientific-Atlanta, Inc.....................           180,506
                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                       Schedule of Investments (Continued)
                                August 31, 2002
                                   (Unaudited)

                                                                 Market
     Shares                                                      Value
    --------                                                --------------

            FINANCIAL- 7.50%
      7,648 Franklin Resources, Inc.....................      $    267,680
      6,581 H&R Block, Inc..............................           321,811
     30,331 Paychex, Inc................................           709,745
                                                            --------------
                                                                 1,299,236
                                                            --------------
            FOOD- 5.65%
      9,837 Conagra, Inc................................           258,615
     10,574 Hormel Foods Corp...........................           241,404
     10,960 Sara Lee Corp...............................           202,102
      5,399 Wrigley Co..................................           274,863
                                                            --------------
                                                                   976,984
                                                            --------------
            HAND MACHINE/TOOLS- 1.32%
      5,106 Black & Decker Corp.........................           229,106
                                                            --------------

            INSURANCE- 4.87%
     20,794 AFLAC, Inc..................................           636,504
      6,758 St. Paul Companies, Inc.....................           205,578
                                                            --------------
                                                                   842,082
                                                            --------------
            MACHINERY- 1.02%
      4,693 Ingersoll-Rand Co...........................           176,222
                                                            --------------

            MANUFACTURING- 7.11%
     12,969 Clayton Homes, Inc..........................           172,099
      5,430 Illinois Tool Works, Inc....................           372,064
      2,433 3M Co.......................................           304,003
      3,821 TRW, Inc....................................           219,325
     10,406 Tyco International Ltd......................           163,270
                                                            --------------
                                                                 1,230,761
                                                            --------------
            MEDICAL INSTRUMENTS- 3.79%
     15,933 Medtronic, Inc..............................           656,121
                                                            --------------

            METALS- 0.76%
      4,058 Phelps Dodge Corp...........................           131,114
                                                            --------------

            OFFICE EQUIPMENT- 2.73%
      6,998 Diebold, Inc................................           252,208
      6,092 Pitney Bowes, Inc...........................           220,835
                                                            --------------
                                                                   473,043
                                                            --------------
            OIL & Gas- 3.74%
      7,521 BP PLC ADR..................................           351,983
      8,310 Exxon Mobil Corp............................           294,590
                                                            --------------
                                                                   646,573
                                                            --------------
            PACKAGING- 1.56%
      5,107 Bemis Co., Inc..............................           270,569
                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                       Schedule of Investments (Continued)
                                August 31, 2002
                                   (Unaudited)
                                                                 Market
     Shares                                                      Value
    --------                                                --------------

            PAPER & LUMBER- 0.86%
      3,953 International Paper Co......................      $    148,830
                                                            --------------

            PERSONNEL- 1.05%
     16,292 Servicemaster Co............................           181,167
                                                            --------------

            PUBLISHING- 1.82%
      4,157 Gannett Company, Inc........................           315,766
                                                            --------------

            RENTAL & LEASING SERVICES- 0.80%
      5,283 Ryder System, Inc...........................           138,099
                                                            --------------

            RESTAURANT- 1.32%
      6,406 Wendy's International, Inc..................           228,758
                                                            --------------

            RETAIL- APPAREL- 1.53%
     17,338 The Limited, Inc............................           265,098
                                                            --------------

            RETAIL- DRUGS- 0.38%
     31,549 Rite Aid Corp*..............................            66,253
                                                            --------------

            RETAIL- GENERAL- 1.85%
      9,718 Home Depot, Inc.............................           320,014
                                                            --------------

            TELECOMMUNICATIONS- 3.20%
      8,530 Bellsouth Corp..............................           198,920
      7,006 Centurytel, Inc.............................           189,512
      6,681 SBC Communications, Inc.....................           165,288
                                                            --------------
                                                                   553,720
                                                            --------------
            TELECOMMUNICATIONS EQUIPMENT- 0.22%
     19,165 Corning, Inc................................            38,330
                                                            --------------

            TOBACCO- 2.24%
      7,767 Philip Morris Companies, Inc................           388,350
                                                            --------------

            TRANSPORTATION- 1.20%
      3,422 Union Pacific Corp..........................           207,202
                                                            --------------

            UTILITY- ELECTRIC- 3.70%
      8,678 Duke Energy Corp............................           232,831
      8,143 Edison International........................            97,553
      7,199 SCANA Corp..................................           201,428
      5,483 Teco Energy, Inc............................           108,289
                                                            --------------
                                                                   640,101
                                                            --------------
                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                       Schedule of Investments (Continued)
                                August 31, 2002
                                   (Unaudited)

                                                                 Market
     Shares                                                      Value
    --------                                                --------------

            UTILITY- GAS- 1.35%
     11,517 National Fuel Gas Co........................      $    233,565
                                                            --------------

            UTILITY- WATER- 2.99%
      8,534 American Water Works Co., Inc...............           379,507
      7,310 Philadelphia Suburban Corp..................           137,867
                                                            --------------
                                                                   517,374
                                                            --------------
            TOTAL COMMON STOCKS
             (Cost $19,419,338).........................        17,184,973
                                                            --------------

            CASH EQUIVALENTS- 0.41%
     71,210 First American Treasury Obligation Fund
             (Cost $71,210).............................            71,210
                                                            --------------
            TOTAL INVESTMENTS
             (Cost $19,490,548).............      99.71%        17,256,183
            Other assets less liabilities...       0.29%            50,455
                                             -----------    --------------
            TOTAL NET ASSETS................     100.00%      $ 17,306,638
                                             ===========    ==============


(1) Federal Tax Information: At August 31, 2002, the net unrealized depreciation based on cost for Federal income tax purposes of $19,490,860 was as follows:

            Aggregate gross unrealized appreciation for
            all investments for which there was an excess
            of value over cost..........................      $  1,773,824
            Aggregate gross unrealized depreciation for
            all investments for which there was an excess
            of cost over value..........................        (4,008,501)
                                                            ---------------
            Net unrealized depreciation.................      $ (2,234,677)
                                                            ===============


            * Non-income producing security.
            ADR- American Depository Receipt.









                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                       Statement of Assets and Liabilities
                                August 31, 2002
                                   (Unaudited)

     ASSETS:
        Investments in securities, at value
        (cost $19,490,548)   (Note 2)...................         $ 17,256,183
        Dividends and interest receivable...............               32,297
        Receivable for fund shares sold.................               46,712
        Prepaid expenses................................               19,006
                                                                 -------------
           Total Assets.................................           17,354,198
                                                                 -------------

     LIABILITIES:
        Payable for fund shares repurchased.............                6,884
        Accrued advisory fee (Note 3)...................                5,093
        Accrued directors' fees.........................                3,025
        Accrued expenses and other liabilities..........               32,558
                                                                 -------------
           Total Liabilities............................               47,560
                                                                 -------------

           Net Assets...................................         $ 17,306,638
                                                                 =============

     NET ASSETS CONSIST OF:
        Capital stock, $.001 par value; 1 billion shares
         authorized; 1,968,677 shares outstanding.......         $ 19,796,528
        Undistributed net investment income (loss)......               86,540
        Accumulated net realized  gain (loss) from
         investment transactions........................             (342,065)
           Net unrealized appreciation (depreciation)
            on investments..............................           (2,234,365)
                                                                 -------------

           Net Assets...................................         $ 17,306,638
                                                                 =============

           Net asset value ($17,306,638/1,968,677)......         $       8.79
                                                                 =============


                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                             Statement of Operations
                    For the six months ended August 31, 2002
                                   (Unaudited)

     INVESTMENT INCOME:
        Dividends.......................................         $    169,549
        Interest........................................                1,180
                                                                 -------------
           Total investment income......................              170,729
                                                                 -------------

     EXPENSES:
        Advisory fees (Note 3)..........................               32,304
        Administration fees.............................               42,385
        Custody fees....................................                9,075
        Registration & filing fees......................                8,961
        Insurance expense...............................                6,607
        Shareholder reports.............................                4,033
        Directors fees..................................                3,025
        Audit fees......................................                3,025
        Legal fees......................................                2,521
        Other expenses..................................                  505
                                                                 -------------
           Total expenses...............................              112,441
                                                                 -------------

        Net  investment income (loss)...................               58,288
                                                                 -------------

     NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS: (Note 2)
        Net realized (gain) loss on
         investment transactions........................             (138,790)
        Net change in unrealized appreciation
         (depreciation)on investments...................           (2,683,121)
                                                                 -------------
        Net  realized and unrealized gain (loss)
         on investments.................................           (2,821,911)
                                                                 -------------
        Net increase (decrease) in net assets
         resulting from operations......................         $ (2,763,623)
                                                                 =============



                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                       Statements of Changes in Net Assets


                                               For the             For the
                                            Six Months Ended      Year Ended
                                            August 31, 2002    February 28, 2002
                                           -----------------   -----------------
                                              (Unaudited)
  OPERATIONS:
     Net investment income (loss)........... $       58,288      $      104,274
     Net realized gain (loss) from
           investment transactions                 (138,790)           (112,889)
      Net change in unrealized appreciation
         (depreciation) on investments......     (2,683,121)            770,943
                                           -----------------   -----------------
      Net increase (decrease) in net assets
         resulting from operations..........     (2,763,623)            762,328
                                           -----------------   -----------------

  DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:
     Net investment income (loss)...........              0            (100,275)
     Net realized gain (loss)
        on investments......................              0                   0
                                           -----------------   -----------------
     Total dividends and distributions
        to shareholders.....................              0            (100,275)
                                           -----------------   -----------------

  FUND SHARE TRANSACTIONS: (Note 4)
     Proceeds from fund shares sold.........      2,502,138           3,537,285
     Dividends reinvested...................              0             100,217
     Payments for fund shares redeemed
        (net of redemption fees of $6,029
        and $8,099, respectively)...........       (917,425)         (1,018,524)
                                           -----------------   -----------------
     Net increase (decrease) in net assets
        from fund share transactions........      1,584,713           2,618,978
                                           -----------------   -----------------

     Net increase (decrease) in net assets       (1,178,910)          3,281,031

  NET ASSETS:
  Beginning of Period.......................     18,485,548          15,204,517
                                           -----------------   -----------------

  End of Period (including undistributed
     net investment income of $86,540
     and $28,252, respectively)............. $   17,306,638      $   18,485,548
                                           =================   =================


                       SEE NOTES TO FINANCIAL STATEMENTS

                               THE MP63 FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)


                                                    For the             For the            For the              For the
                                                Six Months Ended       Year Ended         Year Ended           Year Ended
                                                 August 31, 2002    February 28, 2002   February 28, 2001   February 29, 2000
                                                   (Unaudited)
                                                -----------------   -----------------   -----------------   -----------------

Net asset value, beginning of period..........   $         10.24     $          9.90     $          8.81     $         10.00
                                                -----------------   -----------------   -----------------   -----------------

INCOME (LOSS) FROM
    INVESTMENT OPERATIONS:
    Net investment income (loss)..............              0.03                0.06                0.07                0.08
    Net realized and unrealized gain (loss)
     on investments...........................             (1.48)               0.34                1.10               (1.21)
                                                -----------------   -----------------   -----------------   -----------------
    Total from investment operations..........             (1.45)               0.40                1.17               (1.13)
                                                -----------------   -----------------   -----------------   -----------------

LESS DISTRIBUTIONS:
    Dividends from net investment income......              0.00               (0.06)              (0.08)              (0.04)
    Distributions from net realized gains.....              0.00                0.00                0.00               (0.02)
                                                -----------------   -----------------   -----------------   -----------------
    Total dividends and distributions.........              0.00               (0.06)              (0.08)              (0.06)
                                                -----------------   -----------------   -----------------   -----------------

Net asset value, end of period................   $          8.79     $         10.24     $          9.90     $          8.81
                                                =================   =================   =================   =================

Total return (a)(b)...........................           (14.16)%              4.02%              13.25%            (11.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)......   $        17,307     $        18,486     $        15,205     $        12,374
Ratio of expenses to average net assets (c)...             1.22%               1.25%               1.25%               1.15%
Ratio of expenses to average net assets,
    before reimbursement (c)..................             1.22%               1.25%               1.44%               1.81%
Ratio of net investment income to
    average net assets (c)....................             0.63%               0.63%               0.70%               0.86%
Ratio of net investment income to
    average net assets, before
     reimbursement (c)........................             0.63%               0.63%               0.51%               0.20%
Portfolio Turnover Rate.......................             4.44%               8.22%               9.17%               0.97%


(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no redemption fees.
(b) Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.



                       SEE NOTES TO FINANCIAL STATEMENTS

                               The MP63 Fund, Inc.
                          Notes to Financial Statements
                                 August 31, 2002
                                   (Unaudited)


NOTE 1.   ORGANIZATION
          The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES
          The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to its shareholders. Therefore, no provision for Federal income tax is required.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.
E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3. INVESTMENT ADVISOR AGREEMENT
          The Fund has entered into an investment advisory agreement ("the Agreement") with The Moneypaper Advisor, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based on an annual rate of 0.35%. For the six months ended August 31, 2002, the Advisor earned fees of $32,304.

                       SEE NOTES TO FINANCIAL STATEMENTS

                               The MP63 Fund, Inc.
                    Notes to Financial Statements (Continued)
                                 August 31, 2002
                                   (Unaudited)


  NOTE 3. INVESTMENT ADVISOR AGREEMENT (CONTINUED)
         The Advisor has voluntarily agreed to waive its advisory fee and to reimburse the Fund for other expenses so that total operating expenses of the Fund does not exceed an annual rate of 1.25% of average net assets. Under the terms of the Advisory Agreement, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to five years from the fiscal year the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above. For the six months ended August 31, 2002, there were no fee waiver or reimbursement payments made by the advisor pursuant to the voluntary undertaking.

  NOTE 4.  FUND SHARE TRANSACTIONS
         At August 31, 2002, there were 1 billion shares authorized at $.001 par value.

                                     Six Months Ended            Year Ended
                                      August 31, 2002         February 28, 2002
                                    ------------------        ------------------
                                         (Unaudited)
Shares Sold ......................
                                            261,345                   360,789
Dividend reinvestment ............
                                                  0                     9,844
Shares repurchased................          (97,226)                 (102,057)
                                      --------------            --------------
Net increase (decrease)...........          164,119                   268,576
                                      ==============            ==============

  NOTE 5.  INVESTMENT TRANSACTIONS
         For the six months ended August 31, 2002, purchases and sales of securities, excluding short-term investments, aggregated $2,388,380 and $807,201, respectively.

  NOTE 6.  CAPITAL LOSS CARRYFORWARD
         At February 28, 2002, the Fund had a net capital loss carryforward of approximately $212,505 which begins to expire in 2009.



THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUND AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.



                                      11.